Consolidated Statements of Changes in Shareholders’ Equity	ordinary shares Class A CNY (¥) shares	ordinary shares Class A USD ($) shares	ordinary shares Class B CNY (¥) shares	ordinary shares Class B USD ($) shares	Series Seed convertible preferred shares CNY (¥) shares	Series Seed convertible preferred shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total DDC shareholders’ equity/(deficit) CNY (¥)	Total DDC shareholders’ equity/(deficit) USD ($)	Non-redeemable non-controlling interest CNY (¥)	Non-redeemable non-controlling interest USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 546,237		¥ 96,589		¥ 58,565,485				¥ (1,283,142,300)		¥ 37,399,804		¥ (1,186,534,185)		¥ 236,672		¥ (1,186,297,513)
Balance (in Shares) | shares	5,276,663	5,276,663	875,000	875,000	1,076,501	1,076,501
Balance at Dec. 31, 2021	¥ 546,237		¥ 96,589		¥ 58,565,485				(1,283,142,300)		37,399,804		(1,186,534,185)		236,672		(1,186,297,513)
Balance (in Shares) at Dec. 31, 2021 | shares	5,276,663	5,276,663	875,000	875,000	1,076,501	1,076,501
Issuance of class A ordinary shares in connection with exercise of share options	¥ 38,724												38,724				38,724
Issuance of class A ordinary shares in connection with exercise of share options (in Shares) | shares	361,614	361,614
Share-based compensation							34,792,255						34,792,255				34,792,255
Incremental cost of share options modified in connection with deconsolidation of Farm Entities							1,424,721						1,424,721				1,424,721
Business combination															14,412,584		14,412,584
Accretion of redeemable convertible preferred shares							(36,216,976)		(72,872,633)				(109,089,609)				(109,089,609)
Net loss									(122,025,640)				(122,025,640)		(222,968)		(122,248,608)
Foreign currency translation adjustment, net of nil income taxes											(120,532,078)		(120,532,078)				(120,532,078)
Balance at Dec. 31, 2022	¥ 584,961		¥ 96,589		¥ 58,565,485				(1,478,040,573)		(83,132,274)		(1,501,925,812)		14,426,288		(1,487,499,524)
Balance (in Shares) at Dec. 31, 2022 | shares	5,638,277	5,638,277	875,000	875,000	1,076,501	1,076,501
Balance (in Dollars)	¥ 584,961		¥ 96,589		¥ 58,565,485				(1,478,040,573)		(83,132,274)		(1,501,925,812)		14,426,288		(1,487,499,524)
Balance (in Shares) | shares	5,638,277	5,638,277	875,000	875,000	1,076,501	1,076,501
Issuance of class A ordinary shares	¥ 1,642,299				¥ (58,565,485)		1,835,065,180						1,778,141,994				1,778,141,994
Issuance of class A ordinary shares (in Shares) | shares	14,374,669	14,374,669			(1,076,501)	(1,076,501)
Surrender of class A ordinary shares by one shareholder issuance of share options	¥ (19,362)						19,362
Surrender of class A ordinary shares by one shareholder issuance of share options (in Shares) | shares	(180,807)	(180,807)
Share options issued as the purchase consideration in connection with acquisition of Lin’s							1,072,031						1,072,031				1,072,031
Share-based compensation							80,272,397						80,272,397				80,272,397
Business combination	¥ 22,398						11,876,510						11,898,908		1,309,393		13,208,301
Business combination (in Shares) | shares	196,044	196,044
Acquisition of non- controlling interests							(1,538,381)						(1,538,381)		1,538,381
Accretion of redeemable convertible preferred shares							(110,112,796)						(110,112,796)				(110,112,796)
Net loss									(166,341,733)				(166,341,733)		4,366,045		(161,975,688)
Foreign currency translation adjustment, net of nil income taxes											(52,449,470)		(52,449,470)				(52,449,470)
Other
Other (in Shares) | shares	(15)	(15)
Balance at Dec. 31, 2023	¥ 2,230,296		¥ 96,589				1,816,654,303		(1,644,382,306)		(135,581,744)		39,017,138		21,640,107		60,657,245
Balance (in Shares) at Dec. 31, 2023 | shares	20,028,168	20,028,168	875,000	875,000
Balance (in Dollars)	¥ 2,230,296		¥ 96,589				1,816,654,303		(1,644,382,306)		(135,581,744)		39,017,138		21,640,107		60,657,245
Balance (in Shares) | shares	20,028,168	20,028,168	875,000	875,000
Issuance of class A ordinary shares	¥ 573,018						14,882,042						15,455,060				15,455,060
Issuance of class A ordinary shares (in Shares) | shares	4,982,143	4,982,143
Convertible Notes transferred to class A ordinary shares	¥ 822,032						9,352,347						10,174,379				10,174,379
Convertible Notes transferred to class A ordinary shares (in Shares) | shares	7,147,205	7,147,205
Certain liabilities transferred to class A ordinary shares	¥ 5,178,041						76,765,416						81,943,457				81,943,457
Certain liabilities transferred to class A ordinary shares (in Shares) | shares	45,020,797	45,020,797
Share-based compensation							19,143,702						19,143,702				19,143,702
Business combination	¥ 181,252						47,965,515						48,146,767				48,146,767
Business combination (in Shares) | shares	1,575,909	1,575,909
Net loss									(170,196,454)				(170,196,454)		13,205,380		(156,991,074)	$ (21,507,690)
Foreign currency translation adjustment, net of nil income taxes											3,741,578		3,741,578				3,741,578
Balance at Dec. 31, 2024	¥ 8,984,639	$ 1,230,890	¥ 96,589	$ 13,233			1,984,763,325	$ 271,911,461	(1,814,578,760)	$ (248,596,271)	(131,840,166)	$ (18,062,029)	47,425,627	$ 6,497,284	34,845,487	$ 4,773,812	82,271,114	11,271,096
Balance (in Shares) at Dec. 31, 2024 | shares	78,754,222	78,754,222	875,000	875,000
Balance (in Dollars)	¥ 8,984,639	$ 1,230,890	¥ 96,589	$ 13,233			¥ 1,984,763,325	$ 271,911,461	¥ (1,814,578,760)	$ (248,596,271)	¥ (131,840,166)	$ (18,062,029)	¥ 47,425,627	$ 6,497,284	¥ 34,845,487	$ 4,773,812	¥ 82,271,114	$ 11,271,096
Balance (in Shares) | shares	78,754,222	78,754,222	875,000	875,000